CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income/(loss)	$ (108,832)	$ 89,105	$ 98,781
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	54,207	64,663	60,690
Amortization	794	705	1,251
Gain on disposal of fixed assets	(1,092)	(1,209)	(882)
Allowance for credit losses	3,049	15,620	9,119
Provision for inventories	4,316	6,060	2,547
Share-based compensation expense	8,935	15,901	14,204
Research and development expenses undertaken by Sohu	0	0	670
Impairment of long-term investment	500	10,965	2,605
Gains from re-measurement of long-term equity investments	0	0	(18,013)
Deferred tax expense/(benefit)	4,094	(2,732)	691
Changes in assets and liabilities:
Accounts receivable	43,679	26,948	(37,301)
Interest on financing receivables	(455)	1,778	(5,828)
Prepaid and other current assets	762	3,600	(41,324)
Due from related parties	8,298	(2,076)	(5,634)
Other assets	(12,739)	(13,908)	(2,613)
Accounts payable	(16,373)	7,567	40,777
Accrued and other short-term liabilities	(38,753)	(6,490)	(4,703)
Receipts in advance	(8,244)	3,526	2,920
Accrued salary and benefits	17	(7,796)	3,217
Taxes payable	(16,643)	16,962	6,284
Due to related parties	2,326	(15,698)	17,500
Long-term liabilities	3,898	6,019	0
Net cash provided by/(used in) operating activities	(68,256)	219,510	144,958
Cash flows from investing activities
Proceeds from disposal of fixed assets	1,411	1,618	915
Purchase of fixed assets	(15,851)	(30,149)	(75,771)
Purchase of intangible assets	(427)	(896)	(1,294)
Purchase of long-term investments	(10,022)	(11,487)	(19,886)
Proceeds from disposal of long-term investments	3,162	0	0
Investment in financing receivables	(93,569)	(257,388)	(98,774)
Collection of financing receivables	113,506	226,086	59,967
Purchase of short-term investments	(1,990,790)	(2,024,533)	(1,678,042)
Proceeds from short-term investments	2,227,956	1,879,198	1,162,088
Net cash (used in)/provided by investing activities	235,376	(217,551)	(650,797)
Cash flows from financing activities
Proceeds from exercise of options	0	1	1
Proceeds received by the Consolidated Trust from a third-party investor	0	8,601	0
Repurchase of Class A Ordinary Shares, represented by ADSs	(8,302)	(42,016)	0
Other proceeds relating to financing activities	152	0	0
Net cash provided by/(used in) financing activities	(8,150)	(33,414)	1
Effect of exchange rate changes on cash and cash equivalents	3,399	(5,886)	(3,194)
Net (decrease)/ increase in cash, cash equivalents, and restricted cash	162,369	(37,341)	(509,032)
Cash, cash equivalents, and restricted cash at beginning of the year	147,834	185,175	694,207
Cash, cash equivalents, and restricted cash at end of the year	310,203	147,834	185,175
Supplemental cash flow disclosure:
Income tax paid	4,992	3,335	14,410
Supplemental schedule of non-cash investing activity:
Fixed assets in accrued liabilities and accounts payable	213	233	1,409
Supplemental schedule of non-cash financing activity:
Contribution from Sohu resulting from waived research and development expense paid by Sohu on behalf of the Sogou Group	$ 0	$ 0	$ 670